SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Accounting Policy [Line Items]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements are prepared using the accrual basis of accounting under U.S generally accepted accounting principles (“GAAP”).
Investment Valuation, Income Recognition and Benefit Payments
Investments are reported at fair value. Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Benefits are recorded when paid. Net appreciation/depreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants
Notes receivable from participants represent participant loans recorded at their unpaid principal balance plus any accrued interest. Interest income on notes receivable from participants is recorded when earned. Amounts included in interest and dividends in the
Statement of Changes in Net Assets Available for Benefits was $2,164,155 in 2025 and $1,833,690 in 2024. Loan documentation and processing fees are charged to the participants’ accounts. No allowance for credit losses was recorded at December 31, 2025 or 2024. If a participant ceases to make loan repayments and the recordkeeper deems the participant loan to be in default, the amount of the defaulted loan is recorded as a distribution.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Concentration of Investments
The Plan’s Net Assets Available for Benefits at December 31, 2025 and 2024 include investments in the Bank’s common stock of $366,899,621 (6,265,968 shares) and $357,846,882 (6,578,851 shares), respectively. These investments represent a 4.2% and 4.4% ownership of the Bank’s outstanding common stock at December 31, 2025 and 2024, respectively.
Recently Issued Accounting Pronouncements
There have been no recent accounting pronouncements and developments that would significantly impact the financial statements or operations.
Subsequent Events
The Plan evaluated subsequent events through June 25, 2026, the date the financial statements were available to be issued.